Harbor International Core Fund Annual Fund Operating Expenses - Harbor International Core Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Retirement Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[1]
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	0.77%	[2]
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[1]
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	0.85%	[2]
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%	[1]
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	1.19%	[2]

[1]	Restated to reflect current fees for the Investor Class.
[2]	The Advisor has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.77%, 0.85%, and 1.19% for the Retirement Class, Institutional Class, and Investor Class, respectively, through February 28, 2027. Only the Fund’s Board of Trustees may modify or terminate this agreement.